FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

                       Franklin California Tax-Free Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin California Insured Tax-Free Income Fund ..........................    3

Franklin California Intermediate-Term Tax-Free Income Fund ................   15

Franklin California Limited-Term Tax-Free Income Fund .....................   23

Franklin California Tax-Exempt Money Fund .................................   27

Notes to Statements of Investments ........................................   33

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statements of Investments| 1
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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

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    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 97.1%
    BONDS 88.6%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ................     $ 2,055,000     $ 2,255,321
       Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ........................       3,500,000       3,714,480
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ...........................       5,000,000       5,321,950
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage
        Insured, 5.375%, 11/15/25 ..............................................................       5,145,000       5,396,951
       Sansum-Santa Barbara, Series A, California Mortgage Insured, 5.60%, 4/01/26 .............       2,750,000       2,838,137
    ABAG Revenue, Tax Allocation, RDA Pool, Series A2, FSA Insured, 6.60%, 12/15/24 ............      10,775,000      11,093,832
    Alameda Power and Telecommunication Electric System Revenue, COP, MBIA Insured, 5.75%,
      7/01/30 ..................................................................................       3,305,000       3,609,060
    Alhambra City Elementary School District GO, Series A, FSA Insured, 5.60%, 9/01/24 .........       2,065,000       2,253,803
    Alhambra COP, Police Facilities AD No. 91-1, AMBAC Insured, 6.75%, 9/01/23 .................      10,730,000      11,004,688
    Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 ...........................       5,000,000       5,132,400
    Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%,
      12/01/22 .................................................................................       1,080,000       1,207,073
    Baldwin Park California RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 .........       4,000,000       4,406,560
    Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ........................       1,500,000       1,652,130
    Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ................................       1,000,000       1,119,750
    Cabrillo Community College District GO, Series C, AMBAC Insured, Pre-Refunded, 5.375%,
      5/01/26 ..................................................................................       5,400,000       6,202,170
    Calexico USD, CFD No. 1 Special Tax, AMBAC Insured, Pre-Refunded, 5.60%, 9/01/17 ...........       2,930,000       3,285,116
    California Community College Financing Authority Lease Revenue, Grossmont Palomar and
      Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ..........................................       3,030,000       3,116,264
    California Educational Facilities Authority Revenue,
       Pomona College, Series B, 5.50%, 7/01/29 ................................................       4,455,000       4,723,993
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............................      24,705,000      25,350,542
       Stanford University, Series N, 5.25%, 12/01/26 ..........................................       6,450,000       6,704,388
       Stanford University, Series N, 5.35%, 6/01/27 ...........................................      21,250,000      22,163,112
       Stanford University, Series N, 5.20%, 12/01/27 ..........................................       6,000,000       6,196,200
       Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ............................       2,060,000       2,175,834
       University of Southern California, Refunding, Series C, 5.125%, 10/01/28 ................       3,845,000       3,953,852
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare, Refunding, ACA Insured, 5.00%, 7/01/28 .............................      10,000,000       9,781,600
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 .............       5,000,000       5,414,850
       Catholic Healthcare West, Series A, 5.00%, 7/01/28 ......................................      15,000,000      14,395,050
       Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 ......       1,190,000       1,268,100
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ........................................      15,400,000      15,942,080
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 .......................................       5,000,000       5,312,800
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 .......................................       4,000,000       4,219,640
       Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ...............       3,325,000       3,385,581
       Northern California Presbyterian, 5.40%, 7/01/28 ........................................       5,000,000       5,021,350
       Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 ...       3,435,000       3,750,848
       Scripps Memorial Hospital, Series A, MBIA Insured, 6.40%, 10/01/12 ......................       3,500,000       3,578,680
       Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ..........       2,000,000       2,025,660
       Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ...................................       1,700,000       1,791,783
       Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ...................................       4,000,000       4,032,120



                                         Quarterly Statements of Investments | 3
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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

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    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
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
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California Health Facilities Financing Authority Revenue, (cont.)
       The Help Group, California Mortgage Insured, 5.40%, 8/01/22 .............................     $ 5,000,000     $ 5,252,200
       True to Life Children's Services, Series A, California Mortgage Insured, 5.625%,
        9/01/25 ................................................................................       1,250,000       1,325,437
       UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 .......................       9,530,000       9,730,606
    California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
      first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ......................................       8,460,000       8,633,515
    California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured, 5.55%,
      9/01/31 ..................................................................................       4,800,000       5,004,192
    California Public School District Financing Authority Lease Revenue, Southern Kern USD,
      Series B, FSA Insured, ETM, 5.90%, 9/01/26 ...............................................       1,615,000       1,905,700
    California State Department of Water Resources Central Valley Project Revenue, Water System,
      Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ......................................       1,000,000       1,039,100
    California State Department of Water Resources Water Revenue, Series W, FSA Insured,
      5.125%, 12/01/29 .........................................................................       5,000,000       5,145,900
    California State GO,
       5.00%, 10/01/27 .........................................................................      30,790,000      31,128,074
       AMBAC Insured, 6.30%, 9/01/06 ...........................................................       9,000,000       9,732,150
       FSA Insured, 5.50%, 9/01/29 .............................................................      34,500,000      36,781,140
       MBIA Insured, 6.00%, 8/01/16 ............................................................         210,000         217,087
       MBIA Insured, 6.00%, 10/01/21 ...........................................................          65,000          66,336
       MBIA Insured, 5.00%, 8/01/29 ............................................................      20,250,000      20,627,257
       Refunding, 5.125%, 6/01/31 ..............................................................      25,000,000      25,428,000
       Refunding, FGIC Insured, 5.375%, 6/01/26 ................................................       5,000,000       5,148,300
    California State Local Government Finance Authority Revenue, Marin Valley Mobile Country
      Club Park Acquisition, Senior Series A, FSA Insured, 5.80%, 10/01/20 .....................       4,275,000       4,793,942
    California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
      Series A, AMBAC Insured, 5.00%,
       12/01/21 ................................................................................       4,100,000       4,308,772
       12/01/26 ................................................................................       5,675,000       5,787,422
    California State University Foundation Revenue, Monterey Bay, MBIA Insured, 5.35%,
      6/01/31 ..................................................................................       2,000,000       2,096,720
    California State University Fresno Auxiliary Residence Student Project Revenue, MBIA Insured,
      Pre-Refunded, 6.25%, 2/01/17 .............................................................       1,500,000       1,538,850
    California State University Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
      5.125%, 6/01/33 ..........................................................................       3,200,000       3,271,264
    California State University Revenue and Colleges, Systemwide, Series A, AMBAC Insured,
      5.00%, 11/01/33 ..........................................................................      22,000,000      22,423,500
    California Statewide CDA,
       COP, California Mortgage Insured, 5.75%, 8/01/21 ........................................       9,585,000      10,331,096
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...................................      12,250,000      12,439,507
       COP, FSA Insured, 5.50%, 8/15/31 ........................................................       7,000,000       7,501,060
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ............................................       9,700,000      10,396,945
       COP, MBIA Insured, 5.00%, 4/01/18 .......................................................       3,000,000       3,167,070
       MFR, Silver Ridge Apartments, Series H, FNMA Insured, 5.80%, 8/01/33 ....................       2,785,000       2,993,234

4 | Quarterly Statements of Investments
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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

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    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
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
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    California Statewide CDA Revenue,
       Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 ................................     $ 7,625,000     $ 7,888,291
       COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ..................       5,000,000       5,249,400
       Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ......................       2,000,000       2,136,000
       Refunding, California Mortgage Insured, 5.00%, 8/01/21 ..................................       2,035,000       2,120,328
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
       Series A, FSA Insured, 5.00%, 10/01/32 ..................................................       9,320,000       9,467,163
       Series B, FSA Insured, 5.65%, 10/01/26 ..................................................       3,420,000       3,740,454
       Series B, FSA Insured, 5.75%, 10/01/29 ..................................................       1,465,000       1,602,461
    Cambria Community Services District Revenue, COP, Wastewater Treatment System Upgrade,
      MBIA Insured, Pre-Refunded, 6.90%, 11/01/24 ..............................................       1,000,000       1,024,110
    Cambria Community Services District Water and Wastewater Revenue, Refunding, Series A,
      MBIA Insured, 6.00%, 5/01/15 .............................................................       1,330,000       1,385,847
    Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ..............................................       7,150,000       7,323,816
    Castaic Lake Water Agency Revenue, COP, Series A, MBIA Insured, 5.00%, 8/01/29 .............       8,000,000       8,136,800
    Chaffey Community College District GO, Series A, FSA Insured, 5.00%, 7/01/27 ...............       5,750,000       5,901,052
    Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 ...............       2,790,000       2,917,866
    Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
      Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ........................................       2,000,000       2,050,580
    Chula Vista Elementary School District GO, 1998 Election, Series F, MBIA Insured, 5.00%,
      8/01/28 ..................................................................................       2,685,000       2,764,664
    Chula Vista PFA Local Agency Revenue, Series 1995-A, FSA Insured, 6.125%, 9/02/14 ..........       3,785,000       4,033,788
    Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ........................       3,265,000       3,329,614
    Compton USD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/29 ..................       2,000,000       2,050,700
    Contra Costa Mosquito Abatement District COP, Public Improvements Project, Refunding,
      FSA Insured, 6.25%, 2/01/06 ..............................................................         560,000         568,294
    Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%,
       4/15/25 .................................................................................       5,355,000       5,538,302
       4/15/29 .................................................................................       2,540,000       2,605,634
    Coronado CDA Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
      9/01/26 ..................................................................................       2,700,000       2,885,841
    Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ..........................       5,070,000       5,162,527
    Culver City USD, GO, MBIA Insured,
       5.125%, 8/01/37 .........................................................................         650,000         667,108
       5.20%, 8/01/38 ..........................................................................       3,285,000       3,382,762
    Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ........................       1,620,000       1,800,290
    East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 .................      14,000,000      14,333,200
    El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%,
       2/15/16 .................................................................................       2,250,000       2,410,402
       2/15/21 .................................................................................       3,500,000       3,749,515
    El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%,
      9/01/34 ..................................................................................       1,800,000       1,957,698
    Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
      9/01/30 ..................................................................................       3,770,000       3,869,226
    Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ...................................      11,665,000      11,983,338
    Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ................................................       4,145,000       4,294,261


                                         Quarterly Statements of Investments | 5
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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)

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    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
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
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Fairfield Suisun USD, GO,
       Election of 2002, MBIA Insured, 5.00%, 8/01/25 ..........................................     $ 4,185,000     $ 4,349,387
       MBIA Insured, 5.00%, 8/01/27 ............................................................      12,000,000      12,317,760
    Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
      MBIA Insured, 5.00%, 3/01/33 .............................................................       5,000,000       5,093,700
    Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 .........       2,030,000       2,115,321
    Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Refunding, Series A,
      MBIA Insured, 5.00%, 1/01/35 .............................................................      66,735,000      67,310,923
    Franklin-McKinley School District COP, Financing Project, Series A, AMBAC Insured, 5.125%,
      9/01/27 ..................................................................................       2,765,000       2,869,959
    Fremont UHSD Santa Clara County GO, Series C, FSA Insured, 5.00%, 9/01/26 ..................      10,000,000      10,275,500
    Fresno USD, GO, Refunding, Series C, MBIA Insured, 5.90%,
       2/01/20 .................................................................................       2,065,000       2,497,824
       8/01/22 .................................................................................       3,000,000       3,630,930
    Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured,
      5.75%,
       7/01/25 .................................................................................       1,250,000       1,384,612
       7/01/30 .................................................................................       1,000,000       1,094,690
    Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ....................................       2,750,000       2,976,352
    Glendora PFAR, Tax Allocation, Project No. 1, Series A, MBIA Insured, 5.00%, 9/01/24 .......       5,000,000       5,189,000
    Grant Joint UHSD, GO, FSA Insured, 5.00%, 8/01/26 ..........................................       5,235,000       5,392,783
    Grossmont UHSD, COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26 .............................       2,250,000       2,579,467
    Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 .....................       1,250,000       1,370,525
    Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%, 6/01/15 .......         125,000         127,175
    Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
      5.125%, 10/01/32 .........................................................................      19,815,000      20,382,700
    Huntington Beach City School District COP, MBIA Insured, 5.25%, 7/01/29 ....................       1,795,000       1,875,560
    Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
       8/01/25 .................................................................................       3,045,000       3,865,962
       8/01/29 .................................................................................       3,075,000       3,900,760
    Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured,
      5.00%, 9/01/32 ...........................................................................       7,000,000       7,132,370
    Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ..............................................       1,600,000       1,772,848
    Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 ...............       7,800,000       8,009,040
    Kern County High School District GO, FSA Insured, ETM, 6.625%,
       8/01/14 .................................................................................       1,535,000       1,942,404
       8/01/15 .................................................................................       1,400,000       1,781,066
    Lakewood PFA Water Revenue, FGIC Insured, Pre-Refunded, 5.70%, 4/01/16 .....................       2,485,000       2,587,879
    Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ...........       8,800,000       9,672,256
    Lodi Electric System Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%,
      1/15/32 ..................................................................................       4,000,000       4,532,000
    Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 .................................................       2,150,000       2,241,697
    Long Beach Bond Finance Authority Lease Revenue,
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ................       4,000,000       4,262,160
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ................      11,000,000      11,308,440
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ................       2,000,000       2,088,140
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 .......................       6,780,000       6,970,111
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 .......................      10,500,000      10,673,880


6 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

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    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
       Redevelopment Projects, Series A, AMBAC Insured, 5.00%,
       8/01/25 .................................................................................     $13,550,000     $13,991,730
       8/01/31 .................................................................................      12,000,000      12,232,560
    Long Beach Harbor Revenue, MBIA Insured, 5.25%, 5/15/25 ....................................      25,000,000      25,548,500
    Long Beach University School District GO, Election 1999, Series C, MBIA Insured, 5.125%,
      8/01/31 ..................................................................................      13,870,000      14,258,776
    Los Angeles Community College District, Series B, FSA Insured, 5.00%, 8/01/27 ..............       4,000,000       4,105,920
    Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 ..........       4,000,000       4,097,240
    Los Angeles COP,
       Municipal Improvement Corp. MICLA AW, AMBAC Insured, 5.00%, 6/01/27 .....................       5,895,000       6,048,742
       Real Property Program, MBIA Insured, 5.00%, 2/01/27 .....................................       9,890,000      10,114,404
    Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
       11/01/27 ................................................................................       2,500,000       2,608,025
       11/01/33 ................................................................................       2,500,000       2,597,225
    Los Angeles County MTA Sales Tax Revenue, Proposition A, First Tier, Refunding, Senior
      Series A, MBIA Insured, 5.25%, 7/01/27 ...................................................      27,870,000      28,744,561
    Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25 ..............       2,500,000       2,680,125
    Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ............         820,000         838,089
    Los Angeles Wastewater System Revenue, Refunding, MBIA, Insured, 5.00%, 6/01/26 ............      10,000,000      10,296,800
    Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured,
      5.00%, 7/01/24 ...........................................................................      12,000,000      12,392,280
    Lynwood PFA Tax Allocation, Project Area A, Series A, FSA Insured, 5.85%, 9/01/18 ..........       1,765,000       2,037,798
    Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
       5.85%, 6/01/22 ..........................................................................         665,000         749,136
       5.90%, 6/01/29 ..........................................................................       3,105,000       3,424,908
    Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29 .......       1,200,000       1,225,908
    Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ................       2,680,000       2,801,726
    Menlo Park CDA Tax Allocation, Las Pulgas Community Development Project, Refunding,
      AMBAC Insured, 5.375%, 6/01/22 ...........................................................      10,000,000      10,560,700
    Metropolitan Water District Southern California Waterworks Revenue,
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 ....................................       6,525,000       7,162,297
       Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 ....................................       2,500,000       2,671,300
    Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ..................       1,025,000       1,148,758
    Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
       7/01/26 .................................................................................       5,000,000       5,143,300
       7/01/31 .................................................................................       8,285,000       8,460,891
    Modesto Wastewater Treatment Facility Revenue, MBIA Insured, 5.75%, 11/01/22 ...............      14,375,000      15,899,181
    Montebello Community RDA Tax Allocation,
       Housing, Series A, FSA Insured, 5.45%, 9/01/19 ..........................................       1,100,000       1,198,153
       Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 .........       2,460,000       2,550,922
    Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,
      11/01/26 .................................................................................       8,715,000       9,329,582
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 .............       4,000,000       4,131,440
    Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 ..........................................       3,840,000       4,156,416


                                         Quarterly Statements of Investments | 7

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Mount Diablo USD,
       CFD No. 1, Special Tax, FSA Insured, 6.00%, 8/01/24 .....................................     $ 1,000,000     $ 1,047,450
       CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/15 ........................       1,000,000       1,081,660
       CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/16 ........................       2,270,000       2,450,647
       CFD No. 1, Special Tax, Refunding, AMBAC Insured, 5.375%, 8/01/19 .......................       7,290,000       7,711,654
       GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 ......................................       6,025,000       6,240,273
    Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .....................................       2,380,000       2,434,383
    Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 ...............................................       2,535,000       2,612,039
    Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured, 5.50%,
      1/01/17 ..................................................................................       4,600,000       5,004,524
    Nevada Joint UHSD, Series A, FSA Insured, 5.00%, 8/01/26 ...................................       1,295,000       1,330,341
    Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%,
      3/01/30 ..................................................................................       1,000,000       1,084,710
    North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
      FSA Insured,
       5.75%, 9/01/15 ..........................................................................       1,260,000       1,380,418
       6.00%, 9/01/19 ..........................................................................       2,500,000       2,721,275
    Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
      7/01/23 ..................................................................................       3,200,000       4,375,424
    Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded,
      6.00%, 1/01/29 ...........................................................................      10,000,000      11,554,000
    Oceanside COP,
       AMBAC Insured, 5.20%, 4/01/23 ...........................................................       2,500,000       2,649,475
       Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 .................       1,000,000       1,055,440
       Wastereuse Association, Finance Program, Series A, AMBAC Insured, Pre-Refunded,
        6.50%, 10/01/17 ........................................................................       2,180,000       2,235,394
    Oroville PFA Tax Allocation Revenue, Oroville Redevelopment Project No. 1,
      AMBAC Insured, Pre-Refunded,
       5.90%, 9/15/21 ..........................................................................       1,245,000       1,322,066
       6.10%, 9/15/23 ..........................................................................       2,860,000       3,014,383
    Oxnard Financing Authority Solid Waste Revenue, AMBAC Insured, 6.00%, 5/01/16 ..............       5,000,000       5,198,150
    Oxnard UHSD, Series B, FSA Insured, ETM, 5.875%, 8/01/27 ...................................       3,615,000       3,787,436
    Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
      Series A, MBIA Insured, 5.00%, 11/01/25 ..................................................       2,295,000       2,379,617
    Paramount USD, COP, Master Lease Program, FSA Insured, Pre-Refunded, 6.30%,
      9/01/26 ..................................................................................       4,750,000       5,051,530
    Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 ...................................       1,130,000       1,224,299
    Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
      5.00%, 6/01/28 ...........................................................................       4,000,000       4,098,600
    Pasadena USD, GO, Series B, FGIC Insured, 5.25%, 7/01/24 ...................................       1,000,000       1,051,430
    Peralta Community College District GO, Election of 2000, Series B, MBIA Insured, 5.25%,
      8/01/32 ..................................................................................       8,450,000       8,857,797
    Perris CFD Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 .................       4,000,000       4,239,640
    Placer County COP,
       Administrative and Emergency Services, MBIA Insured, 5.65%, 6/01/24 .....................       4,000,000       4,328,440
       Jail Kitchen Project, MBIA Insured, Pre-Refunded, 6.90%, 10/01/21 .......................       3,745,000       3,819,900
    Placer County Water Agency COP, FSA Insured, 5.90%, 7/01/25 ................................       2,350,000       2,460,427


8 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%,
      6/01/33 ..................................................................................     $ 3,280,000     $ 3,352,914
    Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%,
      10/01/23 .................................................................................       3,000,000       3,153,600
    Poway RDA Tax Allocation,
       Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ............................       9,195,000       9,455,770
       Refunding, MBIA Insured, 5.75%, 6/15/33 .................................................      11,475,000      12,639,368
    Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
       Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 .........................................       2,000,000       2,061,760
       Refunding, FSA Insured, 5.25%, 9/01/20 ..................................................       2,500,000       2,695,525
    Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A,
      MBIA Insured,
       5.75%, 3/01/19 ..........................................................................       3,090,000       3,387,134
       5.25%, 3/01/26 ..........................................................................          75,000          77,399
    Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ..............................       3,000,000       3,071,610
    Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%,
      11/01/30 .................................................................................       3,975,000       4,398,497
    Riverside County COP, Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ..................       3,000,000       3,307,890
    Riverside RDA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded,
       6.375%, 10/01/23 ........................................................................      12,540,000      12,790,800
       6.50%, 10/01/24 .........................................................................       2,000,000       2,040,000
    Rowland USD, GO, Series A, FSA Insured, 5.25%, 9/01/25 .....................................       5,685,000       6,021,893
    Sacramento Area Flood Control Agency Special Assessment,
       Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 .........................................       1,000,000       1,105,040
       Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 ................................       1,475,000       1,629,934
       Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 ................................       2,690,000       2,936,135
    Sacramento City Financing Authority Revenue,
       Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/26 ...........................       8,395,000       8,594,801
       Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 ...........................      21,500,000      21,851,310
       City Hall and Redevelopment Projects, Series A, FSA Insured, 5.00%, 12/01/28 ............      10,000,000      10,234,700
    Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 ...........       5,920,000       6,326,645
    Salida Area Public Facilities Financing Agency CFD No. 1988-1 Special Tax, FSA Insured,
      5.75%, 9/01/30 ...........................................................................       3,435,000       3,767,852
    Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 .........................       1,645,000       1,647,204
    San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
      5.25%, 10/01/25 ..........................................................................       7,000,000       7,327,670
    San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding,
      FSA Insured, 5.75%, 6/01/14 ..............................................................       2,250,000       2,357,888
    San Carlos School District GO, MBIA Insured, 5.50%, 10/01/24 ...............................       2,110,000       2,293,507
    San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
      5.25%, 5/15/27 ...........................................................................       2,950,000       3,061,097
    San Francisco BART District Sales Tax Revenue,
       FGIC Insured, 5.50%, 7/01/26 ............................................................       6,500,000       7,049,705
       FGIC Insured, 5.50%, 7/01/34 ............................................................      12,000,000      12,917,160
       Refunding, AMBAC Insured, 5.00%, 7/01/28 ................................................       8,000,000       8,179,520
    San Francisco City and County Airport Commission International Airport Revenue,
       Issue 11, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/11 .....................       2,105,000       2,178,738
       Issue 9B, Second Series, FGIC Insured, Pre-Refunded, 6.00%, 5/01/25 .....................       6,400,000       6,629,888


                                         Quarterly Statements of Investments | 9

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    San Francisco City and County Airports Commission International Airport Revenue,
      Refunding, Second Series-28A, MBIA Insured, 5.125%,
       5/01/24 .................................................................................     $ 9,745,000     $10,068,631
       5/01/27 .................................................................................      16,575,000      16,860,422
    San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
      Series A, FSA Insured, 5.00%, 11/01/31 ...................................................       3,885,000       3,954,308
    San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ........       6,000,000       6,161,460
    San Francisco State University Foundation Inc. Auxiliary Organization Housing Revenue,
      MBIA Insured, 5.00%, 9/01/31 .............................................................      13,415,000      13,633,262
    San Gabriel USD, COP, Facilities Development Program, Series A, FSA Insured, Pre-Refunded,
      6.00%, 9/01/15 ...........................................................................       1,000,000       1,060,790
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ......................................      18,075,000      18,704,191
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .......................................      11,860,000      12,183,185
       senior lien, MBIA Insured, 5.00%, 1/01/33 ...............................................      10,035,000      10,106,048
    San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured,
      5.00%, 6/01/27 ...........................................................................      10,000,000      10,203,300
    San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 ...........       3,500,000       3,673,145
    San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 .................       5,115,000       5,243,028
    San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 .......       5,000,000       5,535,750
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area-3-A,
      MBIA Insured,
       5.75%, 10/01/29 .........................................................................       5,340,000       5,926,599
       5.80%, 10/01/30 .........................................................................       7,800,000       8,646,534
    San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 .........       5,790,000       6,065,720
    Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ..................................       5,555,000       5,695,264
    Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
      5.00%, 11/15/22 ..........................................................................       3,950,000       4,138,218
    Santa Cruz County COP, Sub-Joint Wastewater Treatment Project, AMBAC Insured, 6.20%,
      9/01/19 ..................................................................................         475,000         481,375
    Santa Fe Springs PFA Water Revenue, Series A, MBIA Insured, 5.90%,
       5/01/21 .................................................................................         900,000         979,317
       5/01/26 .................................................................................       1,190,000       1,281,035
    Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%, 7/01/20 ........       1,495,000       1,572,202
    Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .....................       4,000,000       4,119,000
    Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
      AMBAC Insured, 6.00%, 7/02/15 ............................................................       2,000,000       2,400,620
    Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ............       3,455,000       3,809,587
    Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 .........................................       2,400,000       2,566,728
    South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ....................................       3,155,000       3,297,795
    South San Francisco COP, 5.00%, 4/01/29 ....................................................       2,000,000       2,008,780
    Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 ..............       3,005,000       3,096,953
    Southern Public Power Authority Power Projects Revenue, Series A, AMBAC Insured, 5.00%,
      7/01/33 ..................................................................................      29,000,000      29,594,790
    Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ......................       2,000,000       2,205,940
    Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B,
      FSA Insured, 5.90%, 7/01/12 ..............................................................       2,770,000       3,081,210


10 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
    5.00%, 9/01/23 ..........................................................................     $ 6,500,000     $    6,786,520
  Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 .............................................       3,000,000          3,273,270
  Tahoe-Truckee Joint USD, GO, Series B, FGIC Insured, 5.95%, 9/01/20 .......................       3,620,000          3,977,294
  Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 .....       4,340,000          5,013,221
  Tehachapi Water and Sewer Revenue, Refunding, MBIA Insured, 6.75%, 11/01/20 ...............       2,000,000          2,047,400
  Thousand Oaks RDA Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding,
    MBIA Insured, 5.375%, 12/01/25 ..........................................................       2,390,000          2,479,195
  Tri-City Hospital District Revenue,
       MBIA Insured, 6.00%, 2/01/22 .........................................................       2,350,000          2,358,178
       Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ...................................       2,750,000          2,939,750
  Truckee PFA Lease Revenue, Series A, AMBAC Insured, 6.00%, 11/01/30 .......................       1,990,000          2,215,805
  Turlock Auxiliary Organization Revenue COP, California State University,
    Stanislaus Foundation, MBIA Insured, 5.875%, 6/01/22 ....................................       2,000,000          2,179,440
  Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ...................................       6,855,000          7,409,981
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
    5.75%, 10/01/32 .........................................................................      14,100,000         15,584,166
  University of California Revenues,
       Multi Purpose Projects, Series H, FGIC Insured, 5.50%, 9/01/28 .......................       2,500,000          2,673,850
       Multi Purpose Projects, Series M, FGIC Insured, 5.125%, 9/01/30 ......................       8,720,000          8,982,646
       Multi Purpose, Series K, 5.00%, 9/01/23 ..............................................       3,160,000          3,265,386
  Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured, 5.00%,
    9/01/31 .................................................................................       5,095,000          5,169,030
  Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured, 5.875%,
    5/01/26 .................................................................................      12,500,000         13,502,375
  Vista USD, GO, Series A, FSA Insured, 5.25%, 8/01/25 ......................................       5,000,000          5,312,400
  Washington Township Health Care District Revenue,
       5.00%, 7/01/18 .......................................................................       2,000,000          2,050,420
       5.125%, 7/01/23 ......................................................................         450,000            456,489
  Washington USD, GO, Yolo County Election of 1999, Series A, FGIC Insured, 5.375%,
    8/01/25 .................................................................................       2,045,000          2,188,968
  Waugh School District Special Tax GO, Corona/Ely CFD No. 1, AMBAC Insured, 5.80%,
    9/01/26 .................................................................................       5,640,000          5,932,547
  West Basin Municipal Water District Revenue COP,
       1992 Project, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/17 .....................       3,370,000          3,697,429
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 ....................................       2,500,000          2,602,975
    (a)Refunding, Series A, MBIA Insured, 5.00%, 8/01/30 ....................................       5,745,000          5,867,943
  Westlands Water District Revenue COP, MBIA Insured, 5.00%, 9/01/29 ........................      11,775,000         12,011,913
  William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
    Refunding, FSA Insured, 6.60%, 9/01/18 ..................................................       1,285,000          1,361,907
  Windsor Joint Powers Financing Authority Wastewater Revenue, Refunding, Series A,
    AMBAC Insured, 6.125%, 12/15/12 .........................................................         750,000            771,533
  Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured,
    5.00%, 3/01/32 ..........................................................................       6,340,000          6,437,446
  Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue, Sweetwater,
    Series A, MBIA Insured, 5.70%, 9/01/19 ..................................................       4,000,000          4,229,040
                                                                                                                  --------------
  TOTAL BONDS (COST $1,607,531,281) .........................................................                      1,727,605,510
                                                                                                                  --------------


                                        Quarterly Statements of Investments | 11

FRANKLIN CALIFORNIA TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS 8.5%
  Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured,
    8/01/25 ....................................................................................      $ 9,045,000      $ 2,879,747
  Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to
    10/01/12,
     5.25% thereafter, 10/01/21 ................................................................       64,660,000       45,141,732
     5.45% thereafter, 10/01/25 ................................................................       25,000,000       16,974,500
  Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999,
    Series B, FGIC Insured, 9/01/27 ............................................................        3,035,000          899,574
  California HFAR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 .............................        1,435,000        1,039,657
  Corona-Norco USD, GO,
     Series B, FSA Insured, 9/01/23 ............................................................        2,320,000          895,358
     Series B, FSA Insured, 9/01/24 ............................................................        2,620,000          946,658
     Series B, FSA Insured, 3/01/25 ............................................................        1,400,000          486,262
     Series C, FGIC Insured, 9/01/25 ...........................................................        4,655,000        1,575,485
     Series C, FGIC Insured, 9/01/26 ...........................................................        6,080,000        1,920,794
  Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
    MBIA Insured,
     1/15/17 ...................................................................................       20,000,000       10,759,200
     1/15/18 ...................................................................................       25,000,000       12,626,750
     1/15/19 ...................................................................................        5,970,000        2,831,810
  Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, 8/01/23 ..........        3,030,000        1,174,276
  Grossmont UHSD, GO, Capital Appreciation, Election of 2004, FSA Insured, 8/01/24 .............        5,110,000        1,836,432
  Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured,
     8/01/25 ...................................................................................        5,495,000        1,867,805
     7/01/26 ...................................................................................        5,965,000        1,901,045
  Newark USD, GO, Capital Appreciation,
     Series B, FGIC Insured, 8/01/24 ...........................................................        9,905,000        3,343,829
     Series C, FSA Insured, 8/01/22 ............................................................        2,165,000          818,500
     Series C, FSA Insured, 8/01/23 ............................................................        2,465,000          868,518
     Series C, FSA Insured, 8/01/24 ............................................................        2,560,000          845,722
     Series C, FSA Insured, 8/01/25 ............................................................        2,705,000          838,415
  Patterson Joint USD, GO, Series A, FGIC Insured,
     8/01/22 ...................................................................................        1,900,000          786,600
     8/01/23 ...................................................................................        1,985,000          769,287
     8/01/24 ...................................................................................        2,075,000          752,955
     8/01/25 ...................................................................................        2,170,000          737,605
     8/01/26 ...................................................................................        2,265,000          718,684
  San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 .............................       28,405,000       11,844,885
  San Gabriel USD GO, Capital Appreciation Bonds, Series A, FSA Insured,
     8/01/26 ...................................................................................        3,530,000        1,120,069
     2/01/27 ...................................................................................        1,850,000          565,601
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
    Refunding, Series A, MBIA Insured, 1/15/26 .................................................       13,155,000        4,207,364
  San Marino USD, GO, Series A, MBIA Insured, 7/01/25 ..........................................        6,080,000        2,075,590
  Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, 4/01/24 .............       14,245,000        5,257,972
  Southern Kern USD, COP, Convertible Capital Appreciation Building Program, Series B,
    FSA Insured, 9/01/26 .......................................................................        2,250,000        2,136,600


12 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   Southern Mono Health Care District Revenue, Capital Appreciation Bonds, Series A,
      MBIA Insured,
      8/01/28 .................................................................................      $ 2,340,000      $      642,517
      8/01/29 .................................................................................        2,440,000             628,471
      8/01/30 .................................................................................        2,550,000             618,758
      8/01/31 .................................................................................        2,660,000             609,433
   Union Elementary School District GO, Capital Appreciation,
      Series A, FGIC Insured, 9/01/24 .........................................................        2,000,000             722,640
      Series B, FGIC Insured, 9/01/25 .........................................................        5,500,000           1,861,475
      Series B, FGIC Insured, 9/01/26 .........................................................        5,850,000           1,848,132
   Vista USD, GO, Capital Appreciation, Series A, FSA Insured,
      8/01/26 .................................................................................        7,150,000           2,268,695
      2/01/27 .................................................................................        4,795,000           1,465,975
   Western Placer USD Financing Corp. COP, Convertible Capital Appreciation, zero cpn. to
     11/01/05, 5.55% thereafter, 11/01/30 .....................................................       11,890,000          11,311,552
                                                                                                                      --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $152,543,942) ........................................                          165,422,929
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,760,075,223) ..........................................                        1,893,028,439
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 2.2%
   BONDS
(b)California State Department of Water Resources Power Supply Revenue, Series B-5, Daily
     VRDN and Put, 1.73%, 5/01/22 .............................................................        7,800,000           7,800,000
(b)California State Economic Recovery Revenue,
      Series C-3, Daily VRDN and Put, 1.73%, 7/01/23 ..........................................       17,400,000          17,400,000
      Series C-8, Daily VRDN and Put, 1.77%, 7/01/23 ..........................................        7,700,000           7,700,000
(b)California State GO, Series A-3, Daily VRDN and Put, 1.73%, 5/01/33 ........................        4,200,000           4,200,000
(b)Irvine 1915 Act Special Assessment, AD No. 94-15, Daily VRDN and Put, 1.73%, 9/02/20 .......          100,000             100,000
(b)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily
     VRDN and Put, 1.73%, 7/01/35 .............................................................        1,900,000           1,900,000
(b)Metropolitan Water District Southern California Waterworks Revenue, Refunding,
      Series B-1, Daily VRDN and Put, 1.73%, 7/01/35 ..........................................          200,000             200,000
      Series B-3, Daily VRDN and Put, 1.73%, 7/01/35 ..........................................          500,000             500,000
(b)Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put, 1.73%,
     8/01/30 ..................................................................................        2,900,000           2,900,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $42,700,000) ............................................                           42,700,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $1,802,775,223) 99.3% ..............................................                       $1,935,728,439
   OTHER ASSETS, LESS LIABILITIES .7% .........................................................                           12,862,890
                                                                                                                      --------------
   NET ASSETS 100.0% ..........................................................................                       $1,948,591,329
                                                                                                                      ==============

See glossary of terms on page 31.

(a)   Security purchased on a delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

                      This page intentionally left blank.


14 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.9%
   BONDS 90.5%
   ABAG Finance Authority for Nonprofit Corps. COP,
      Partner North County Health Project, 5.50%, 3/01/06 .........................................    $   330,000       $  338,844
      Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15 ......................      3,000,000        3,183,030
   ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association, Series C,
      5.125%, 3/01/18 .............................................................................      2,695,000        2,742,162
      5.25%, 3/01/19 ..............................................................................      1,315,000        1,342,339
   ABAG Revenue, Refunding, Series A-E,
      5.00%, 9/15/06 ..............................................................................        595,000          613,344
      5.05%, 9/15/07 ..............................................................................        610,000          628,940
      5.40%, 9/15/14 ..............................................................................      2,455,000        2,511,072
   ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured, 5.00%,
     10/01/10 .....................................................................................      3,035,000        3,339,653
   Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%,
     8/01/14 ......................................................................................      1,330,000        1,386,073
   Antelope Valley UHSD, GO, Series A, MBIA Insured,
      4.50%, 8/01/13 ..............................................................................      1,230,000        1,327,244
      4.625%, 8/01/14 .............................................................................      1,250,000        1,348,737
   Antioch PFA Reassessment Revenue, sub. lien, Series B,
      5.20%, 9/02/05 ..............................................................................      1,965,000        2,006,599
      5.40%, 9/02/07 ..............................................................................      1,100,000        1,149,533
   Brentwood Infrastructure Financing Authority Revenue, Refunding, Series A, FSA Insured,
     4.00%, 9/02/17 ...............................................................................      1,485,000        1,486,158
   Burbank Electric Revenue, MBIA Insured, 4.00%,
      6/01/11 .....................................................................................      1,000,000        1,053,720
      6/01/12 .....................................................................................      1,000,000        1,046,980
   Burbank USD, GO, Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ......................      2,500,000        2,619,700
   Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .........................      5,045,000        5,054,081
   California Educational Facilities Authority Revenue,
      Pooled College and University Projects, Series B, Pre-Refunded, 6.125%, 4/01/13 .............      1,000,000        1,119,740
      Stanford University, Refunding, Series R, 4.00%, 11/01/11 ...................................      1,000,000        1,056,740
   California Health Facilities Financing Authority Revenue,
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 ...........................................      5,000,000        5,464,350
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 ...........................................      2,000,000        2,170,000
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ...........................................      3,850,000        4,150,223
      Paradise Valley Estates, California Mortgage Insured, 3.875%, 1/01/09 .......................      1,555,000        1,586,955
      Paradise Valley Estates, California Mortgage Insured, 4.125%, 1/01/10 .......................      1,000,000        1,034,480
      Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/11 ........................      1,480,000        1,594,774
      Paradise Valley Estates, California Mortgage Insured, 4.375%, 1/01/12 .......................      1,000,000        1,036,040
      Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/13 ........................      1,815,000        1,967,732
      Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/14 ........................      1,635,000        1,764,181
      Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ...........................      3,750,000        4,120,650
      The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 ............................      1,350,000        1,420,537
      The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 .............................      1,200,000        1,272,216
   California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 .............        905,000          933,607
   California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding, Series S, 5.00%, 12/01/19 .........................................................      4,000,000        4,233,160
   California State Department of Water Resources Power Supply Revenue, Series A,
      5.50%, 5/01/12 ..............................................................................      2,000,000        2,266,840
      5.125%, 5/01/18 .............................................................................      2,500,000        2,685,350


                                        Quarterly Statements of Investments | 15

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   California State Department of Water Resources Water Revenue, Central Valley Project, Series Z,
     FGIC Insured, 3.50%, 12/01/12 ................................................................    $  5,000,000     $  5,070,850
   California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 ...........................      10,670,000       11,822,680
   California State GO,
      5.00%, 11/01/12 .............................................................................         665,000          727,869
      5.25%, 2/01/14 ..............................................................................       4,000,000        4,459,640
      5.25%, 6/01/16 ..............................................................................       2,000,000        2,099,420
      Pre-Refunded, 5.00%, 11/01/12 ...............................................................       1,335,000        1,496,749
      Refunding, 5.00%, 12/01/05 ..................................................................       7,000,000        7,250,810
      Refunding, 4.00%, 2/01/10 ...................................................................       6,900,000        7,202,289
      Refunding, MBIA Insured, 5.00%, 2/01/18 .....................................................       1,175,000        1,248,614
      Veterans, Series B, 5.00%, 12/01/12 .........................................................       2,000,000        2,022,660
      Veterans, Series B, 5.25%, 12/01/15 .........................................................       2,310,000        2,399,605
      Veterans, Series B, 5.375%, 12/01/16 ........................................................         605,000          618,945
   California State Public Works Board Lease Revenue,
      Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ......................       1,325,000        1,369,242
      Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 .....................       1,555,000        1,676,990
   California Statewide CDA Revenue,
      Insured Health Facilities, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18 ........       3,000,000        3,177,690
      Kaiser Permanente, Series I, Mandatory Put 5/01/11, 3.45%, 4/01/35 ..........................       5,000,000        4,973,700
      Mission Community, California Mortgage Insured, 4.40%, 11/01/10 .............................       1,100,000        1,159,873
      Mission Community, California Mortgage Insured, 4.50%, 11/01/11 .............................       1,145,000        1,208,811
      Viewpoint School, ACA Insured, 4.50%, 10/01/17 ..............................................         460,000          456,867
      Viewpoint School, ACA Insured, 4.75%, 10/01/18 ..............................................         480,000          484,181
   California Statewide CDA, COP,
      California Lutheran Homes, ETM, 5.375%, 11/15/06 ............................................       1,000,000        1,071,550
      Kaiser Permanente, ETM, 5.30%, 12/01/15 .....................................................       2,000,000        2,143,700
      St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ...................................       1,005,000        1,078,566
      St. Joseph Health System, Refunding, 5.00%, 7/01/12 .........................................       2,180,000        2,300,707
   Central Joint Powers Health Financing Authority COP, Community Hospitals of Central California,
      5.125%, 2/01/13 .............................................................................       1,375,000        1,430,632
      5.25%, 2/01/14 ..............................................................................       1,435,000        1,499,589
      5.75%, 2/01/16 ..............................................................................       1,585,000        1,690,402
   Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
     Refunding, MBIA Insured, 5.00%, 7/01/17 ......................................................       2,000,000        2,127,540
   Cerritos PFAR, Tax Allocation, Redevelopment Project, Series A, AMBAC Insured, 3.00%,
     11/01/11 .....................................................................................       2,585,000        2,552,481
   Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 ...........................       1,860,000        2,091,179
   Clovis MFR, Refunding, FNMA Insured, 5.10%, 11/01/30 ...........................................       4,105,000        4,314,560
   Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ......................................       1,000,000        1,034,630
   Colma 1915 Act Special Assessment, Local ID No. 1, Refunding, 5.40%, 9/02/05 ...................         570,000          575,136
   Commerce Joint Powers Financing Authority Water Facilities Lease Revenue, Refunding,
     Series A, ETM, 5.75%, 10/01/04 ...............................................................         470,000          470,000
   Compton Community College District GO, Series 2004-A, MBIA Insured, 4.25%, 7/01/16 .............       1,025,000        1,063,048
   Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
      5.00%, 9/01/08 ..............................................................................       4,340,000        4,660,856
      5.50%, 9/01/15 ..............................................................................       1,180,000        1,242,115


16 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Contra Costa Community College District GO, Election of 2002, FGIC Insured, 4.75%,
     8/01/18 ......................................................................................     $ 2,450,000     $ 2,578,968
   Contra Costa County Public Financing Lease Revenue, Refunding, Series B, MBIA Insured,
     4.00%, 6/01/13 ...............................................................................       1,065,000       1,104,075
   Corona PFA, Lease Revenue, City Hall Project, Series B, MBIA Insured,
      3.75%, 9/01/13 ..............................................................................       1,000,000       1,017,110
      4.00%, 9/01/14 ..............................................................................       1,210,000       1,243,856
   Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%,
     10/01/16 .....................................................................................       4,930,000       5,298,271
   Eden Township Hospital District Health Facilities Revenue COP, Eden Hospital Health Services
     Corp., Refunding, California Mortgage Insured, 5.75%, 7/01/12 ................................       1,195,000       1,209,937
   Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17 ..........         905,000       1,012,080
   Fairfield-Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured, 5.00%,
     5/01/12 ......................................................................................         600,000         658,122
   Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured, 5.00%,
     10/01/17 .....................................................................................       1,275,000       1,386,091
   Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
     1/15/16 ......................................................................................       1,000,000       1,069,000
   Fremont UHSD, Santa Clara County GO, Series C, FSA Insured, 4.25%, 9/01/13 .....................       1,310,000       1,381,932
   Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
     Project, 5.00%, 4/01/12 ......................................................................       2,390,000       2,507,301
   Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
     9/01/12 ......................................................................................       1,955,000       2,078,361
   Garden Grove Agency Community Development, Tax Allocation, Garden Grove Community Project,
     Refunding, AMBAC Insured, 4.25%, 10/01/13 ....................................................       2,025,000       2,141,255
   Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.00%, 6/01/12 ..........       1,500,000       1,606,170
   Hi Desert Memorial Health Care District Revenue, Refunding,
      5.10%, 10/01/06 .............................................................................         615,000         617,300
      5.125%, 10/01/07 ............................................................................         650,000         651,508
   Hollister RDA Tax Allocation, Community Development Project, Series 1994,
      5.45%, 10/01/04 .............................................................................         550,000         550,000
      5.55%, 10/01/05 .............................................................................         585,000         604,147
   Huntington Beach City School District GO, Series A, FGIC Insured, 5.00%, 8/01/18 ...............       1,245,000       1,325,502
   Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Series B,
     AMBAC Insured,
      4.00%, 8/01/13 ..............................................................................       1,500,000       1,562,235
      4.125%, 8/01/14 .............................................................................       2,140,000       2,225,835
      4.25%, 8/01/15 ..............................................................................       2,080,000       2,170,126
   Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
     Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ..........................................       1,000,000       1,128,720
   Irvine 1915 Act Special Assessment, AD No. 00-18,
      Group 2, 4.375%, 9/02/10 ....................................................................         885,000         897,629
      Group 2, 4.70%, 9/02/12 .....................................................................       1,475,000       1,503,246
      Group 2, 4.80%, 9/02/13 .....................................................................       1,175,000       1,199,757
      Group 2, 5.125%, 9/02/17 ....................................................................       1,705,000       1,727,591
      Group 3, 4.75%, 9/02/15 .....................................................................       1,000,000       1,006,460
      Group 3, 5.00%, 9/02/17 .....................................................................       1,000,000       1,009,260


                                        Quarterly Statements of Investments | 17

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Irvine Improvement Bond 1915 Act GO, Assessment District No. 03-19-Group Two,
      4.875%, 9/02/16 ............................................................................    $ 1,000,000     $  999,510
      5.00%, 9/02/18 .............................................................................      1,000,000        996,980
      5.125%, 9/02/19 ............................................................................      1,000,000        999,430
   Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
     1/01/18 .....................................................................................      1,735,000      1,850,863
   La Palma Community Development Commission Tax Allocation, La Palma Community
     Development Project No. 1, Refunding, 5.80%, 6/01/05 ........................................        160,000        162,578
   La Quinta RDA Tax Allocation, Redevelopment Project Areas No. 1 and 2, MBIA Insured, 5.40%,
     9/01/07 .....................................................................................        560,000        589,669
   Lake Elsinore PFA, Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 ................      1,230,000      1,246,015
      Series A, 5.00%, 9/01/09 ...................................................................      1,500,000      1,593,615
   Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ...................      1,000,000      1,088,800
   Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ...............      2,000,000      2,177,920
   Lancaster RDA Tax Allocation,
      Central Business District Redevelopment, Refunding, 5.70%, 8/01/05 .........................         50,000         50,640
      Fox Field Redevelopment Project Area, Refunding, 5.70%, 8/01/05 ............................         75,000         75,960
   Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 ..................................      1,415,000      1,393,478
   Lemon Grove CDA, Tax Allocation, 1998 Refunding,
      5.00%, 8/01/06 .............................................................................        380,000        394,942
      5.10%, 8/01/07 .............................................................................        205,000        217,243
      5.20%, 8/01/08 .............................................................................        215,000        230,506
   Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
     AMBAC Insured, 3.00%, 8/15/12 ...............................................................      4,525,000      4,431,559
   Los Angeles County MTA Sales Tax Revenue, First Tier Proposition A, Refunding, Series A,
     FSA Insured, 5.00%, 7/01/15 .................................................................      5,345,000      5,744,646
   Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project, Series A,
     FSA Insured, 5.00%, 10/01/17 ................................................................      1,000,000      1,089,060
   Los Angeles USD,
      COP, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/13 ...................................      4,415,000      4,567,671
      GO, Election of 2004, Series C, FGIC Insured, 5.00%, 7/01/19 ...............................      2,035,000      2,199,387
      GO, Refunding, MBIA Insured, 5.25%, 7/01/13 ................................................      3,500,000      3,971,625
   Los Angeles Wastewater System Revenue, Series A, FGIC Insured, 5.00%, 6/01/14 .................      1,075,000      1,153,873
   Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ................................        565,000        588,928
   M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
      4.25%, 7/01/11 .............................................................................      5,055,000      5,390,045
      5.00%, 7/01/18 .............................................................................      1,000,000      1,060,930
   Metropolitan Water District Southern California GO, Waterworks, Refunding, Series B,
      4.125%, 3/01/13 ............................................................................      1,000,000      1,041,390
      4.25%, 3/01/14 .............................................................................      1,000,000      1,042,090
      4.30%, 3/01/15 .............................................................................      1,000,000      1,037,960
   Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%,
      8/01/17 ....................................................................................      2,000,000      2,191,660
      8/01/18 ....................................................................................      2,300,000      2,502,722
   Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 .............................................      1,585,000      1,657,926


18 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Moulton-Niguel Water District GO, Refunding,
      AMBAC Insured, 4.00%, 9/01/12 ................................................................     $ 2,930,000     $ 3,071,636
      Consolidated, AMBAC Insured, 5.00%, 9/01/16 ..................................................       3,520,000       3,870,064
   Murrieta COP, Road Improvement Project, 6.00%,
      4/01/07 ......................................................................................         235,000         251,549
      4/01/08 ......................................................................................         245,000         262,628
   Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ....................................       1,040,000       1,093,154
   Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 ..............................................       1,000,000       1,047,740
   North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
     FSA Insured, 5.625%, 9/01/08 ..................................................................         500,000         544,530
   Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
     5.375%, 8/15/12 ...............................................................................       1,500,000       1,618,785
   Orange County CFD Special Tax,
      No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14 .............................................       1,000,000       1,016,450
      No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15 .............................................       1,000,000         994,080
      No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16 .............................................       1,285,000       1,275,799
      No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17 .............................................       1,000,000       1,013,580
      No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18 .............................................       1,000,000       1,017,050
   Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M,
     6.00%, 2/15/06 ................................................................................         500,000         528,655
   Orange County Recovery COP, Series A, MBIA Insured, 6.00%, 7/01/08 ..............................       1,500,000       1,693,095
   Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured, 5.125%,
     12/01/12 ......................................................................................       1,435,000       1,503,163
   Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 ........................................       1,000,000       1,034,760
   Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, 5.00%, 8/01/16 ..................       1,500,000       1,643,190
   Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
     Pre-Refunded, 6.375%, 8/01/11 .................................................................         855,000         941,338
   Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 4.75%, 8/01/18 ............       1,050,000       1,116,906
(a)Pleasanton USD, GO, Refunding, Series C, MBIA Insured, 5.00%, 8/01/14 ...........................       3,535,000       3,950,539
   Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
     5.35%, 12/01/16 ...............................................................................       1,000,000       1,096,550
   Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 4.50%,
     6/15/14 .......................................................................................       4,595,000       4,894,089
   Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ....................       2,500,000       2,886,750
   Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 .................................       1,000,000       1,073,840
   Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
     Refunding, Series B, ETM, 5.35%, 5/15/13 ......................................................       2,000,000       2,209,520
   Riverside County Housing Authority MFHR, Brandon Place Apartments, Series B, FNMA Insured,
     5.625%, 7/01/29 ...............................................................................         995,000       1,063,864
   Riverside USD, GO, Election, Series A, FGIC Insured, 4.00%, 2/01/13 .............................       1,000,000       1,039,460
   Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 ................       1,465,000       1,573,176
   San Bernardino City USD, GO, Refunding, Series A, FSA Insured, 5.00%, 8/01/19 ...................       1,680,000       1,809,595
   San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 ..........       2,000,000       2,231,260
   San Francisco City and County Airports Commission International Airport Revenue, Issue 30,
     Refunding, Second Series, XLCA Insured, 4.00%, 5/01/14 ........................................       2,500,000       2,561,975
   San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 .............       3,650,000       3,974,558


                                        Quarterly Statements of Investments | 19

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   San Joaquin County COP,
      General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ...........................     $ 1,000,000     $ 1,062,910
      Solid Waste System Facilities Projects, MBIA Insured, 4.00%, 4/01/12 ........................       2,925,000       3,059,872
      Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ........................       1,340,000       1,453,712
   San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12 .........       4,735,000       4,951,674
   San Marcos Public Facilities Authority Revenue,
      Senior Tax Increment Project Area-3-A, MBIA Insured, 4.50%, 10/01/04 ........................         495,000         495,000
      Senior Tax Increment Project Area-3-A, MBIA Insured, 5.30%, 10/01/11 ........................         350,000         397,614
      Tax Increment Project Area-3-A, MBIA Insured, 4.70%, 10/01/05 ...............................         595,000         613,142
      Tax Increment Project Area-3-A, MBIA Insured, 5.10%, 10/01/09 ...............................         515,000         573,602
   Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ..............................       1,405,000       1,488,429
   Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 ...........       1,720,000       1,775,556
   Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects, Refunding,
     Series A, AMBAC Insured, 4.50%, 5/15/12 ......................................................       2,900,000       3,043,231
   Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
      4.00%, 5/01/12 ..............................................................................         525,000         546,546
      4.25%, 5/01/14 ..............................................................................         840,000         873,180
      4.25%, 5/01/15 ..............................................................................         875,000         904,374
      4.25%, 11/01/15 .............................................................................         670,000         692,492
   Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project,
     Series A, 5.50%, 1/01/06 .....................................................................         650,000         677,190
   South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
     Refunding, FSA Insured, 3.25%, 8/01/11 .......................................................       1,000,000       1,006,070
   South Gate PFA,
      Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%,
       9/01/16 ....................................................................................       2,000,000       2,189,320
      Water Revenue, Refunding, Series A, FGIC Insured, 5.35%, 10/01/07 ...........................         995,000       1,091,843
      Water Revenue, Refunding, Series A, FGIC Insured, 5.45%, 10/01/08 ...........................       1,040,000       1,165,018
   Stockton Health Facilities Revenue, Dameron Hospital Association, Refunding, Series A, 5.35%,
     12/01/09 .....................................................................................         385,000         410,953
   Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
     FSA Insured, 5.75%, 7/01/11 ..................................................................       1,295,000       1,448,289
   Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 .....................       1,525,000       1,569,637
   Sunline Transport Agency COP, Transport Finance Corp., Series B, 5.75%, 7/01/06 ................         445,000         453,428
   Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ..............................................       1,000,000       1,058,700
   Temecula Valley USD, Series E, FSA Insured, Pre-Refunded, 5.65%, 9/01/07 .......................         370,000         391,334
   Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset Back
     Bonds, Series B,
      4.25%, 6/01/09 ..............................................................................         880,000         860,482
      4.375%, 6/01/10 .............................................................................       1,665,000       1,602,612
      4.50%, 6/01/11 ..............................................................................       1,540,000       1,466,111
      4.60%, 6/01/12 ..............................................................................       1,760,000       1,647,378
      4.70%, 6/01/13 ..............................................................................       1,500,000       1,384,320
      4.80%, 6/01/14 ..............................................................................         725,000         659,221
   Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 ..........       1,000,000       1,086,620


20 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
     FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                     PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONT.)
     BONDS (CONT.)
     University of California Revenues,
        Multiple Purpose Projects N, FGIC Insured, 4.00%, 9/01/12 ...............................     $  1,380,000     $  1,435,145
        Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 ............................        3,645,000        3,925,264
     Virgin Islands PFAR, senior lien,
        Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ...................................        4,150,000        4,427,718
        Refunding, Series A, 5.30%, 10/01/11 ....................................................        1,000,000        1,065,170
     Virgin Islands Water and Power Authority Water System Revenue, Refunding,
        4.875%, 7/01/06 .........................................................................        1,500,000        1,551,885
        5.00%, 7/01/09 ..........................................................................        2,000,000        2,124,460
     West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 ...........................        1,875,000        1,964,775
     Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
        6/01/11 .................................................................................        1,060,000        1,134,772
        6/01/12 .................................................................................        2,225,000        2,388,582
        6/01/13 .................................................................................        2,335,000        2,493,733
     Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
        5.00%, 9/01/15 ..........................................................................        1,080,000        1,198,357
        5.25%, 9/01/20 ..........................................................................        1,325,000        1,455,897
                                                                                                                       ------------
     TOTAL BONDS (COST $369,907,846) ............................................................                       386,710,372
                                                                                                                       ------------

     ZERO COUPON/STEP-UP BONDS 6.4%
     Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
       Series A, AMBAC Insured, 10/01/17 ........................................................       10,000,000        5,574,600
     Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC Insured,
        8/01/15 .................................................................................        4,600,000        2,911,938
        8/01/16 .................................................................................        4,670,000        2,781,965
     Conejo Valley USD, GO, Election of 1998, Series C, FSA Insured, 8/01/17 ....................        2,500,000        1,404,125
     Montebello USD, GO, Capital Appreciation, FGIC Insured,
        8/01/18 .................................................................................        1,455,000          770,772
        8/01/19 .................................................................................        1,480,000          740,163
     San Francisco City and County Redevelopment Financing Authority Tax Allocation,
       Redevelopment Projects, Series A, 8/01/17 ................................................        3,825,000        1,961,422
     San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, Refunding,
       Series A, 1/15/16 ........................................................................        3,000,000        2,589,990
     Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, 8/01/14 .......................        3,125,000        2,083,531
     Western Placer USD, Financing Corp. COP, Convertible Capital Appreciation, FSA Insured,
       zero cpn. to 11/01/05, 5.35% thereafter, 11/01/18 ........................................        6,655,000        6,468,395
                                                                                                                       ------------
     TOTAL ZERO COUPON/STEP-UP BONDS (COST $26,070,731) .........................................                        27,286,901
                                                                                                                       ------------
     TOTAL LONG TERM INVESTMENTS (COST $395,978,577) ............................................                       413,997,273
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 21

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 2.4%
   BONDS
(b)California State Department of Water Resources Power Supply Revenue,
      Series B-3, Daily VRDN and Put, 1.77%, 5/01/22 ...........................................      $    300,000      $    300,000
      Series B-6, Daily VRDN and Put, 1.73%, 5/01/22 ...........................................         1,300,000         1,300,000
(b)California State Economic Recovery Revenue, Series C-8, Daily VRDN and Put, 1.77%,
     7/01/23 ...................................................................................           100,000           100,000
(b)Irvine Ranch Water District Revenue, Consolidated, Daily VRDN and Put, 1.73%, 8/01/16 .......           800,000           800,000
(b)Irvine USD Special Tax, CFD No.01-1, Daily VRDN and Put, 1.73%, 9/01/38 .....................         6,175,000         6,175,000
(b)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
     and Put, 1.73%, 7/01/35 ...................................................................         1,000,000         1,000,000
(b)Metropolitan Water District Southern California Waterworks Revenue, Series B, Weekly VRDN
     and Put, 1.69%, 7/01/27 ...................................................................           700,000           700,000
                                                                                                                        ------------
   TOTAL SHORT TERM INVESTMENTS (COST $10,375,000) .............................................                          10,375,000
                                                                                                                        ------------
   TOTAL INVESTMENTS (COST $406,353,577) 99.3% .................................................                         424,372,273
   OTHER ASSETS, LESS LIABILITIES .7% ..........................................................                           3,174,261
                                                                                                                        ------------
   NET ASSETS 100.0% ...........................................................................                        $427,546,534
                                                                                                                        ============

See glossary of terms on page 31.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 72.0%
  BONDS
  Azusa Redevelopment Agency Tax Allocation, Refunding, West End Redevelopment Project
    Area A, AMBAC Insured, 2.00%, 8/01/06 ............................................................     $375,000      $   376,200
  Brea Olinda USD, GO, Election 1999, Series A, FGIC Insured, 2.60%, 8/01/09 .........................      120,000          120,540
  Cajon Valley Unified Elementary School District COP, MBIA Insured, 2.50%, 5/01/08 ..................      250,000          252,302
  California Educational Facilities Authority Revenue, Santa Clara University, Series A, FSA Insured,
    2.625%, 9/01/09 ..................................................................................      100,000          100,113
  California Health Facilities Financing Authority Revenue, AMBAC Insured, 3.75%, 7/01/05 ............      300,000          304,980
  California State Department of Water Resources Central Valley Project Revenue, Water Systems,
    Refunding, Series Y, FGIC Insured, 5.00%, 12/01/08 ...............................................      200,000          221,446
  California State Department of Water Resources Power Supply Revenue, Series A, MBIA Insured,
    3.50%, 5/01/07 ...................................................................................      555,000          575,341
  California State Economic Recovery Revenue, Series A, 5.00%, 7/01/06 ...............................      500,000          527,080
  California Statewide CDA, Water and Wastewater Revenue, Pooled Financing Program, Series B,
    FSA Insured, 2.00%, 10/01/05 .....................................................................      270,000          271,107
  California Statewide CDA Revenue,
     Kaiser Permanente, Series G, Mandatory Put 5/01/07, 2.30%, 4/01/34 ..............................      400,000          399,004
     Viewpoint School, ACA Insured, 3.50%, 10/01/08 ..................................................      320,000          325,008
  Chaffey Joint UHSD, COP, Refunding, 3.00%, 5/01/08 .................................................      250,000          257,005
  Costa Mesa RDA Tax Allocation Revenue, Downtown Redevelopment Project, FSA Insured, 2.50%,
    10/01/08 .........................................................................................      265,000          267,716
  CSUCI Financing Authority Revenue, Rental Housing and Town Center, Series A, 2.50%,
    8/01/44 ..........................................................................................      750,000          756,525
  Evergreen School District GO, Refunding, Series D, FGIC Insured, 2.75%, 9/01/08 ....................      150,000          152,619
  Fontana USD, COP, GO, Facility Bridge Funding, Program, FSA Insured, 3.00%, 9/01/15 ................      500,000          506,850
  Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%, 8/01/08 .........      100,000          101,163
  Glendale USD, GO, Series F, MBIA Insured, 2.50%, 9/01/08 ...........................................      200,000          201,634
  Glendora PFAR, Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
     2.00%, 9/01/07 ..................................................................................      100,000           99,915
     2.125%, 9/01/08 .................................................................................      105,000          104,200
  Goleta Water District Revenue COP, 1991 Project and 2003 Project, Refunding, MBIA Insured,
    2.00%, 12/01/05 ..................................................................................      300,000          301,365
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .............      250,000          248,537
  Industry Urban Development Agency Tax Allocation, Civic Recreational Industrial, Series 1-B,
    MBIA Insured, 2.50%, 5/01/05 .....................................................................      500,000          502,805
  Inglewood USD, GO, Election of 1998, Series C, FSA Insured, 2.50%, 10/01/08 ........................      265,000          267,210
  Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ............................      110,000          112,696
  Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, AMBAC Insured,
    3.25%, 8/15/09 ...................................................................................      250,000          257,370
  Los Angeles County Transportation Authority Sales Tax Revenue, Proposition A, First Tier Senior,
    Refunding, Series A, FSA Insured, 2.50%, 7/01/07 .................................................      100,000          101,378
  Los Angeles USD, GO, Election of 1997, Series F, FSA Credit Support, 3.00%, 7/01/06 ................      150,000          153,091
  Los Angeles Water and Power Revenue, Power System, Series A, Sub Series A-1, 4.00%,
    7/01/06 ..........................................................................................      500,000          517,690
  Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ...........................      100,000          105,576
  Manteca USD Special Tax, CFD, No. 89-1, AMBAC Insured, 2.50%, 9/01/08 ..............................      250,000          252,043
  Modesto High School District Stanislaus County GO, Refunding, FSA Insured, 2.50%, 8/01/05 ..........      100,000          100,772


                                        Quarterly Statements of Investments | 23

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
     2.125%, 8/01/08 ...............................................................................     $   500,000     $   497,170
   Placer County Water Agency Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07 ................         105,000         106,099
   Poway Redevelopment Agency Tax Allocation, Paguay Redevelopment Project, Series A,
     MBIA Insured, 3.00%, 6/15/09 ..................................................................         100,000         101,755
   Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, MBIA Insured,
     5.00%, 7/01/28 ................................................................................         200,000         217,286
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series AA,
     FGIC Insured, 2.625%, 7/01/08 .................................................................         300,000         303,252
   Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured, 4.00%,
     8/01/10 .......................................................................................         100,000         105,576
   Riverside County Assessment Leasing Corporation Leasehold Revenue, Hospital Project,
     Refunding, Series A, MBIA Insured, 3.00%, 6/01/08 .............................................         115,000         117,683
   San Diego Community College District GO, Election of 2002, Refunding,
      Series A, FSA Insured, 2.50%, 5/01/07 ........................................................         300,000         304,269
      Series B, FSA Insured, 4.00%, 5/01/05 ........................................................         150,000         152,118
   San Diego Regional Building Authority Lease Revenue, San Miguel Conservation Fire District,
     Refunding, AMBAC Insured, 3.00%, 1/01/08 ......................................................         240,000         245,738
   San Francisco City and County Airports Commission International Airport Revenue, Issue 29,
     Refunding, Second Series B, FGIC Insured, 3.00%, 5/01/07 ......................................         500,000         512,725
   San Francisco City and County Public Utility Commission Warrant Revenue, Refunding, Series A,
     MBIA Insured, 3.00%, 10/01/08 .................................................................         100,000         102,730
   San Jose Financing Authority Lease Revenue, Central Service Yard Project, Refunding,
     AMBAC Insured, 3.00%, 10/15/06 ................................................................         245,000         250,040
   San Mateo Foster City School District GO, Refunding, FSA Insured, 2.50%, 9/01/08 ................         200,000         201,634
   Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 3.00%, 7/01/09 ........................         225,000         228,983
   Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A, AMBAC Insured,
     3.00%, 4/01/36 ................................................................................         500,000         511,190
   Sonoma County COP, Series A, Refunding, MBIA Insured, 3.00%, 11/15/08 ...........................         250,000         257,023
   University of California Revenue, University and College Improvements, Refunding, Series A,
     3.00%, 5/15/05 ................................................................................         120,000         121,054
                                                                                                                         -----------
   TOTAL LONG TERM INVESTMENTS (COST $13,192,689) ..................................................                      13,177,606
                                                                                                                         -----------
   SHORT TERM INVESTMENTS 32.2%
   BONDS
(a)Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series C, AMBAC Insured,
     Weekly VRDN and Put, 1.70%, 4/01/37 ...........................................................         400,000         400,000
(a)California State Department of Water Resources Power Supply Revenue, Series B-6, Daily VRDN
     and Put, 1.73%, 5/01/22 .......................................................................         100,000         100,000
   California State RAN, 3.00%, 6/30/05 ............................................................         500,000         504,570
(a)Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 1.68%, 10/15/29 .............................         100,000         100,000
(a)Irvine Ranch Water District Revenue, Construction Bonds, Daily VRDN and Put, 1.73%,
     10/01/05 ......................................................................................         145,000         145,000
(a)Irvine USD Special Tax, CFD No.01-1, Daily VRDN and Put, 1.73%, 9/01/38 .........................         100,000         100,000
(a)Livermore COP, Capital Projects, Weekly VRDN and Put, 1.70%, 10/01/30 ...........................         200,000         200,000
(a)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
     and Put, 1.73%, 7/01/35 .......................................................................         900,000         900,000


24 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Metropolitan Water District Southern California Waterworks Revenue, Refunding,
     (a)Series B-1, Daily VRDN and Put, 1.73%, 7/01/35 ..........................................         $200,000     $    200,000
     (a)Series B-2, Weekly VRDN and Put, 1.69%, 7/01/35 .........................................          200,000          200,000
     (a)Series B-3, Daily VRDN and Put, 1.73%, 7/01/35 ..........................................          200,000          200,000
   Orange County Sanitation Districts COP, Refunding,
     (a)Series A, Daily VRDN and Put, 1.73%, 8/01/29 ............................................          200,000          200,000
     (a)Series B, Daily VRDN and Put, 1.73%, 8/01/30 ............................................          100,000          100,000
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
        Weekly VRDN and Put, 1.59%, 12/01/15 ....................................................          700,000          700,000
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 1.72%, 7/01/28 ...............................          400,000          400,000
(a)Rancho Water District Financing Authority Revenue, Series B, FGIC Insured, Weekly VRDN and
     Put, 1.69%, 8/01/31 ........................................................................          200,000          200,000
(a)San Bernardino County COP, County Center Refinancing Project, Refunding, Weekly VRDN and
     Put, 1.69%, 7/01/15 ........................................................................          500,000          500,000
   South Coast Local Education Agencies Note Participations, Pooled TRAN, 3.00%, 6/30/05 ........          500,000          504,670
(a)Tustin 1915 Act, Special Assessment, Reassessment District, No. 95-2, Series A, Daily VRDN
     and Put, 1.73%, 9/02/13 ....................................................................          150,000          150,000
(a)Westminster COP, Civic Center Refunding Project, Series B, AMBAC Insured, Weekly VRDN and
     Put, 1.70%, 6/01/24 ........................................................................          100,000          100,000
                                                                                                                       -------------
   TOTAL SHORT TERM INVESTMENTS (COST $5,905,011) ...............................................                         5,904,240
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $19,097,700) 104.2% ..................................................                        19,081,846
   OTHER ASSETS, LESS LIABILITIES (4.2)% ........................................................                          (763,524)
                                                                                                                       -------------
   NET ASSETS 100.0% ............................................................................                      $ 18,318,322
                                                                                                                       =============

See glossary of terms on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

                       This page intentionally left blank.


26 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS 102.4%
(a)Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and Put, 1.75%,
     6/01/30 .......................................................................................     $ 1,000,000     $ 1,000,000
(a)Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
     1.63%, 12/01/10 ...............................................................................       1,647,000       1,647,000
   California Community College Financing Authority TRAN, Series A, 3.00%, 6/30/05 .................      20,000,000      20,206,840
(a)California Educational Facilities Authority Revenue, University of Southern California, Series C,
     Annual VRDN and Put, 1.01%, 10/01/33 ..........................................................       6,000,000       6,000,000
(a)California Health Facilities Financing Authority Revenue,
        Catholic Healthcare West, MBIA Insured, Weekly VRDN and Put, 1.75%, 7/01/16 ................       3,955,000       3,955,000
        Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 1.70%, 10/01/10 ..........       3,000,000       3,000,000
        Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 1.60%, 10/01/22 ...............       5,000,000       5,000,000
(a)California Infrastructure and Economic Development Bank Revenue,
        Independent System Operating Corp. Project, Refunding, Series B, MBIA Insured, Weekly
         VRDN and Put, 1.68%, 4/01/08 ..............................................................       6,500,000       6,500,000
        J. Paul Getty Trust, Series B, Annual VRDN and Put, 1.17%, 4/01/33 .........................       8,000,000       8,000,000
        J. Paul Getty Trust, Refunding, Series D, Annual VRDN and Put, 1.17%, 4/01/33 ..............       2,000,000       2,000,000
   California School Cash Reserves Program Authority GO, Pool, Series A, 3.00%, 7/06/05 ............      20,000,000      20,209,757
(a)California State Department of Water Resources Power Supply Revenue,
        Series B-3, Daily VRDN and Put, 1.77%, 5/01/22 .............................................      11,220,000      11,220,000
        Series B-5, Daily VRDN and Put, 1.73%, 5/01/22 .............................................       2,000,000       2,000,000
        Series B-6, Daily VRDN and Put, 1.73%, 5/01/22 .............................................       6,000,000       6,000,000
        Series C-8, Weekly VRDN and Put, 1.68%, 5/01/22 ............................................       6,000,000       6,000,000
        Series C-12, Weekly VRDN and Put, 1.70%, 5/01/22 ...........................................       6,700,000       6,700,000
(a)California State Economic Development Financing Authority Revenue,
        Calco Project, Weekly VRDN and Put, 1.68%, 4/01/27 .........................................       1,500,000       1,500,000
        KQED Inc. Project, Refunding, Weekly VRDN and Put, 1.65%, 4/01/20 ..........................       1,080,000       1,080,000
(a)California State Economic Recovery GO, Series C-6, Daily VRDN and Put, 1.72%, 7/01/23 ...........       8,000,000       8,000,000
(a)California State Economic Recovery Revenue,
        Series C-11, Weekly VRDN and Put, 1.67%, 7/01/23 ...........................................         900,000         900,000
        Series C-15, FSA Insured, Weekly VRDN and Put, 1.70%, 7/01/23 ..............................       5,000,000       5,000,000
   California State GO,
     (a)Series A-3, Daily VRDN and Put, 1.73%, 5/01/33 .............................................       5,700,000       5,700,000
        TECP, 1.20%, 10/05/04 ......................................................................      10,000,000      10,000,000
   California State RAN, Series A, 3.00%, 6/30/05 ..................................................      15,000,000      15,137,100
   California Statewide CDA Revenue, TRAN, Series A-1, FSA Insured, 3.00%, 6/30/05 .................      13,385,000      13,523,427
(a)Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and
     Put, 1.70%, 9/01/14 ...........................................................................         500,000         500,000
(a)Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 1.33%, 1/01/10 .............................       1,520,000       1,520,000
(a)Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
     AMBAC Insured, Weekly VRDN and Put, 1.66%, 6/01/32 ............................................       5,485,000       5,485,000
(a)Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 1.75%, 11/01/14 .............       1,740,000       1,740,000
(a)Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
     1.72%, 7/01/29 ................................................................................      13,600,000      13,600,000
(a)Fremont PFA, COP, Weekly VRDN and Put, 1.70%, 8/01/30 ...........................................       5,900,000       5,900,000
(a)Glendale COP, Police Building Project, Weekly VRDN and Put, 1.69%, 6/01/30 ......................      11,200,000      11,200,000
(a)Grant Joint UHSD, COP, School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN
     and Put, 1.70%, 9/01/34 .......................................................................       4,900,000       4,900,000


                                        Quarterly Statements of Investments | 27

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
(a)Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN and Put,
     1.72%, 6/01/30 ..............................................................................      $ 4,300,000      $ 4,300,000
(a)Irvine 1915 Act Special Assessment,
      AD No. 00-18, Series A, Daily VRDN and Put, 1.73%, 9/02/26 .................................        2,595,000        2,595,000
      AD No. 03-19, Series A, Daily VRDN and Put, 1.73%, 9/02/29 .................................        1,100,000        1,100,000
      AD No. 93-14, Daily VRDN and Put, 1.73%, 9/02/25 ...........................................        4,405,000        4,405,000
      AD No. 94-15, Daily VRDN and Put, 1.73%, 9/02/20 ...........................................        2,600,000        2,600,000
      AD No. 97-13, Daily VRDN and Put, 1.73%, 9/02/23 ...........................................       17,595,000       17,595,000
      AD No. 97-16, Daily VRDN and Put, 1.73%, 9/02/22 ...........................................        6,000,000        6,000,000
(a)Irvine Ranch Water District GO, Nos. 105, 140, 240 and 250, Daily VRDN and Put, 1.73%,
     1/01/21 .....................................................................................        6,800,000        6,800,000
(a)Irvine Ranch Water District Revenue,
      Consolidated Bonds, Daily VRDN and Put, 1.73%, 10/01/10 ....................................        1,400,000        1,400,000
      Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 1.80%, 10/01/09 ...............        2,300,000        2,300,000
      Consolidated Bonds, Daily VRDN and Put, 1.73%, 8/01/16 .....................................          100,000          100,000
      Construction Bonds, Daily VRDN and Put, 1.73%, 10/01/05 ....................................        2,800,000        2,800,000
      Nos. 140, 105, and 250, Daily VRDN and Put, 1.73%, 4/01/33 .................................        7,000,000        7,000,000
(a)Irvine USD Special Tax, CFD No.01-1, Daily VRDN and Put, 1.73%, 9/01/38 .......................        7,800,000        7,800,000
(a)Kern County COP, Kern Public Facilities Project, Series A, Weekly VRDN and Put, 1.72%,
     8/01/06 .....................................................................................          400,000          400,000
(a)Lancaster RDA, MFHR, Woodcreek Garden Project, Refunding, Series B, FNMA Insured, Weekly
     VRDN and Put, 1.68%, 12/15/31 ...............................................................        2,400,000        2,400,000
(a)Los Angeles County Pension Obligation Revenue, Refunding,
      Series A, AMBAC Insured, Weekly VRDN and Put, 1.66%, 6/30/07 ...............................        1,400,000        1,400,000
      Series B, Weekly VRDN and Put, 1.66%, 6/30/07 ..............................................        3,200,000        3,200,000
   Los Angeles County Schools Pooled Financing Program COP, GO, Transport, Series A,
     FSA Insured, 3.50%, 6/30/05 .................................................................        8,000,000        8,110,832
(a)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
     and Put, 1.73%, 7/01/35 .....................................................................          800,000          800,000
(a)Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 1.65%, 7/01/10 ................          246,694          246,694
(a)Los Angeles Wastewater System Revenue, Refunding, Sub Series A, FGIC Insured, Annual
     VRDN and Put, 1.15%, 12/01/31 ...............................................................       10,000,000       10,000,000
(a)Los Angeles Water and Power Revenue, Sub Series B-5, Refunding, Weekly VRDN and Put,
     1.68%, 7/01/34 ..............................................................................        3,700,000        3,700,000
(a)Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series A, Weekly VRDN and Put, 1.70%, 6/01/23 ...................................        6,575,000        6,575,000
      Refunding, Series B-1, Daily VRDN and Put, 1.73%, 7/01/35 ..................................          300,000          300,000
      Refunding, Series B-3, Daily VRDN and Put, 1.73%, 7/01/35 ..................................          700,000          700,000
      Refunding, Series C-1, Weekly VRDN and Put, 1.69%, 7/01/30 .................................        3,000,000        3,000,000
      Series B-4, Weekly VRDN and Put, 1.66%, 7/01/35 ............................................        3,500,000        3,500,000
      Series C, Weekly VRDN and Put, 1.69%, 7/01/28 ..............................................       13,200,000       13,200,000
(a)Northern California Public Power Agency Revenue, Hydroelectric No. 1, Refunding, Series A,
     MBIA Insured, Weekly VRDN and Put, 1.66%, 7/01/23 ...........................................        8,700,000        8,700,000
(a)Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 1.68%, 12/01/15 ..................        6,400,000        6,400,000
(a)Orange County Sanitation Districts COP,
      Nos. 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 1.73%, 8/01/16 .........        2,850,000        2,850,000
      Refunding, Series A, Daily VRDN and Put, 1.73%, 8/01/29 ....................................        5,920,000        5,920,000
      Refunding, Series B, Daily VRDN and Put, 1.73%, 8/01/30 ....................................        6,100,000        6,100,000


28 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
(a)Pajaro Valley USD, COP, School Facility Bridge Funding Program, Weekly VRDN and Put,
     1.70%, 9/01/31 ................................................................................     $   700,000     $   700,000
(a)Rancho Water District Financing Authority Revenue,
      Refunding, Series A, FGIC Insured, Weekly VRDN and Put, 1.70%, 8/01/29 .......................       6,000,000       6,000,000
      Series B, FGIC Insured, Weekly VRDN and Put, 1.69%, 8/01/31 ..................................       3,880,000       3,880,000
(a)Riverside County Asset Leasing Corp., Leasehold Revenue, Southwest Justice Center, Series B,
     MBIA Insured, Weekly VRDN and Daily Put, 1.66%, 11/01/32 ......................................       5,000,000       5,000,000
(a)Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN and Put,
     1.65%, 12/01/15 ...............................................................................       2,000,000       2,000,000
(a)Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
     1.70%, 6/01/20 ................................................................................      11,300,000      11,300,000
(a)Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly VRDN
     and Put, 1.65%, 12/01/30 ......................................................................      28,600,000      28,600,000
   Sacramento County TRAN, Series A, 3.00%, 7/11/05 ................................................      10,000,000      10,102,937
(a)San Diego Housing Authority MFHR, La Cima Apartments, Series K, Weekly VRDN and Put,
     1.70%, 12/01/22 ...............................................................................      23,000,000      23,000,000
(a)San Francisco City and County RDA, MFR,
      Derek Silva Community, Series D, Weekly VRDN and Put, 1.77%, 12/01/19 ........................       4,650,000       4,650,000
      Fillmore Center, Refunding, Series B-2, Weekly VRDN and Put, 1.72%, 12/01/17 .................       1,000,000       1,000,000
   San Joaquin County Transportation Authority Sales Tax Revenue, TECP, 1.30%, 11/03/04 ............      29,200,000      29,200,000
(a)San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put, 1.66%,
     7/01/26 .......................................................................................       3,300,000       3,300,000
(a)San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, Weekly VRDN and Put,
     1.66%, 11/15/11 ...............................................................................       1,200,000       1,200,000
(a)San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN and Put,
     1.77%, 7/01/17 ................................................................................       2,950,000       2,950,000
(a)Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A, Weekly VRDN
     and Put, 1.73%, 12/15/22 ......................................................................       4,650,000       4,650,000
(a)Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
     Series A, Weekly VRDN and Put, 1.68%, 12/15/25 ................................................       5,000,000       5,000,000
(a)South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and Put,
     1.77%, 5/01/17 ................................................................................         500,000         500,000
(a)Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission, Refunding,
      AMBAC Insured, Weekly VRDN and Put, 1.67%, 7/01/19 ...........................................      27,715,000      27,715,000
      Series A, Weekly VRDN and Put, 1.70%, 7/01/23 ................................................       4,800,000       4,800,000
      Series B, FSA Insured, Weekly VRDN and Put, 1.72%, 7/01/23 ...................................       6,600,000       6,600,000
(a)Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden Martin
     Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put, 1.70%, 1/01/10 .................       4,100,000       4,100,000
(a)Suisun City Housing Authority MFR, Village Green, Series A, Weekly VRDN and Put, 1.72%,
     6/15/18 .......................................................................................       7,400,000       7,400,000
(a)Sulphur Springs USD, COP, Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
     1.67%, 3/01/27 ................................................................................       5,100,000       5,100,000
(a)Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily VRDN and
     Put, 1.71%, 1/01/31 ...........................................................................       1,900,000       1,900,000
(a)Tustin 1915 Act, Special Assessment, Reassessment District, No. 95-2, Series A, Daily VRDN
     and Put, 1.73%, 9/02/13 .......................................................................      16,169,000      16,169,000
(a)Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN
     and Put, 1.68%, 7/15/29 .......................................................................       2,000,000       2,000,000


                                        Quarterly Statements of Investments | 29

FRANKLIN CALIFORNIA TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
(a)Upland CRDA, MFHR, Weekly VRDN and Put, 1.68%, 2/15/30 .....................................     $   1,000,000     $   1,000,000
(a)Val Verde USD, COP, Land Bank Program, Series A, Weekly VRDN and Put, 1.68%, 9/01/24 .......         2,600,000         2,600,000
(a)Vallecitos Water District Revenue COP, Twin Oaks Reservoir Project, Weekly VRDN and Put,
     1.72%, 7/01/30 ...........................................................................         2,400,000         2,400,000
(a)Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 1.72%, 5/15/22 ...........         1,985,000         1,985,000
(a)Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.70%,
     5/01/28 ..................................................................................        25,200,000        25,200,000
(a)Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 1.68%,
     8/01/23 ..................................................................................         5,000,000         5,000,000
(a)Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater
     Treatment, Daily VRDN and Put, 1.73%, 4/01/28 ............................................         1,050,000         1,050,000
                                                                                                                      -------------
   TOTAL BONDS (COST $627,473,587) 102.4% .....................................................                         627,473,587
   OTHER ASSETS, LESS LIABILITIES (2.4)% ......................................................                         (14,445,337)
                                                                                                                      -------------
   NET ASSETS 100.0% ..........................................................................                       $ 613,028,250
                                                                                                                      =============

See glossary of terms on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

GLOSSARY OF TERMS

1915 ACT    - Improvement Bond Act of 1915
ABAG        - The Association of Bay Area Governments
ACA         - American Capital Access Holdings Inc.
ACES        - Adjustable Convertible Exempt Securities
AD          - Assessment District
AMBAC       - American Municipal Bond Assurance Corp.
BART        - Bay Area Rapid Transit
CDA         - Community Development Authority/Agency
CFD         - Community Facilities District
COP         - Certificate of Participation
CRDA        - Community Redevelopment Authority/Agency
ETM         - Escrow to Maturity
FGIC        - Financial Guaranty Insurance Co.
FNMA        - Federal National Mortgage Association
FSA         - Financial Security Assistance
GNMA        - Government National Mortgage Association
GO          - General Obligation
HFA         - Housing Finance Authority/Agency
HFAR        - Housing Finance Authority/Agency Revenue
ID          - Improvement District
IDAR        - Industrial Development Authority/Agency Revenue
IDR         - Industrial Development Revenue
MBIA        - Municipal Bond Investors Assurance Corp.
MFHR        - Multi-Family Housing Revenue
MFMR        - Multi-Family Mortgage Revenue
MFR         - Multi-Family Revenue
MTA         - Metropolitan Transit Authority
MUD         - Municipal Utility District
PCFA        - Pollution Control Financing Authority
PCR         - Pollution Control Revenue
PFA         - Public Financing Authority
PFAR        - Public Financing Authority Revenue
RAN         - Revenue Anticipation Notes
RDA         - Redevelopment Agency/Authority
RDAR        - Redevelopment Agency Revenue
SFM         - Single Family Mortgage
SFMR        - Single Family Mortgage Revenue
TECP        - Tax-Exempt Commercial Paper
TRAN        - Tax and Revenue Anticipation Notes
UHSD        - Unified/Union High School District
USD         - Unified/Union School District
XLCA        - XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

                      This page intentionally left blank.


32 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                          -----------------------------------------------
                                                                FRANKLIN                   FRANKLIN
                                                               CA INSURED            CA INTERMEDIATE-TERM
                                                          TAX-FREE INCOME FUND       TAX-FREE INCOME FUND
                                                          -----------------------------------------------
Cost of investments ..................................      $ 1,802,246,502             $   406,331,101
                                                            -------------------------------------------
Unrealized appreciation ..............................      $   134,470,116             $    18,041,171
Unrealized depreciation ..............................              988,179                          --
                                                            -------------------------------------------
Net unrealized appreciation (depreciation) ...........      $   133,481,937             $    18,041,171
                                                            ===========================================

                                                          ---------------------------------------------
                                                                FRANKLIN                    FRANKLIN
                                                            CA LIMITED-TERM              CA TAX-EXEMPT
                                                          TAX-FREE INCOME FUND             MONEY FUND
                                                          ---------------------------------------------
Cost of investments ..................................      $    19,097,698             $   627,473,587
                                                            -------------------------------------------
Unrealized appreciation ..............................      $        22,902             $            --
Unrealized depreciation ..............................              (38,754)                         --
                                                            -------------------------------------------
Net unrealized appreciation (depreciation) ...........      $       (15,852)            $            --
                                                            ===========================================

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 33

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/ Jimmy D. Gambill
   -----------------------
       Chief Executive Officer - Finance and Administration
Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
   -----------------------
       Chief Executive Officer - Finance and Administration
Date November 29, 2004


By /s/ Galen G. Vetter
   -----------------------
       Chief Financial Officer
Date November 29, 2004








                                    Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 18, 2004


/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration

I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 18, 2004


/S/GALEN G. VETTER
Chief Financial Officer